Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 21, 2023	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 20, 2022	Apr. 27, 2022
Retention costs payable					$ 1,500	$ 20,000
Outstanding purchase commitments			$ 26,100
Reduction amount			$ 5,700
Dismissal date of amended complaint	Jul. 21, 2023
Stockholder derivative suit filed date		June 30, 2023	June 30, 2023
The total contract value of two agreements		$ 49,600	$ 40,400	$ 24,100
Contract liabilities, current portion		30,347	26,951	24,137
Remaining purchase commitments		20,100
Contract liabilities, non-current portion		19,266	$ 13,416	$ 0
Contract Termination [Member]
The total contract value of two agreements		15,400
Contract liabilities, current portion		7,800
Contract liabilities, non-current portion		$ 1,900